LONG-TERM DEBT	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
LONG-TERM DEBT
11.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31,
	2015	2014
Studio City Project Facility	$1,295,689	$1,295,689
2013 Senior Notes	1,000,000	1,000,000
Studio City Notes	825,000	825,000
2015 Credit Facilities	501,285	—
Philippine Notes	318,026	336,195
Aircraft Term Loan	22,705	28,731
2011 Credit Facilities	—	417,166

	3,962,705	3,902,781
Current portion of long-term debt	(106,505)	(262,750)

	$3,856,200	$3,640,031

2011 Credit Facilities

On June 22, 2011, Melco Crown Macau (the “Borrower”) entered into an amendment and restatement agreement (the “2011 Credit Facilities”), which was further amended on June 29, 2015 pursuant to a second amendment and restatement agreement dated June 19, 2015 (and defined as the “2015 Credit Facilities”) as described below, with certain lenders in respect of a senior secured credit facility (the “City of Dreams Project Facility”). The City of Dreams Project Facility was originally entered on September 5, 2007 (and was subsequently amended from time to time) in an aggregate amount of $1,750,000 to fund the City of Dreams project, construction of an integrated entertainment resort complex in Macau. The City of Dreams Project Facility consisted of a $1,500,000 term loan facility (the “Term Loan Facility”) and a $250,000 revolving credit facility (the “Revolving Credit Facility”).

On June 30, 2011, the 2011 Credit Facilities, which was subsequently amended from time to time, became effective and among other things: (i) reduced the Term Loan Facility to HK$6,241,440,000 (equivalent to $802,241) (the “2011 Term Loan Facility”) and increased the Revolving Credit Facility to HK$3,120,720,000 (equivalent to $401,121) (the “2011 Revolving Credit Facility”), both of which were denominated in Hong Kong dollars; (ii) introduced new lenders and removed certain lenders originally under the City of Dreams Project Facility; (iii) extended the repayment maturity date; (iv) reduced and removed certain restrictions imposed by the covenants in the City of Dreams Project Facility; and (v) removed one of the Borrower’s subsidiaries which was subsequently dissolved on May 31, 2012, from the borrowing group which included the Borrower and certain of its affiliates and subsidiaries as defined under the City of Dreams Project Facility (the “2011 Borrowing Group”).

The 2011 Credit Facilities would have matured on June 30, 2016. The 2011 Term Loan Facility was subject to quarterly amortization payments commencing on September 30, 2013. Each loan made under the 2011 Revolving Credit Facility would have been repaid in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent. The Borrower had the option to make voluntary prepayments with a minimum amount required in respect of the 2011 Credit Facilities, plus any applicable break costs. The Borrower was also subject to mandatory prepayment requirements in respect of various amounts within the 2011 Borrowing Group, including but not limited to: (i) the net proceeds received by any member of the 2011 Borrowing Group in respect of the compulsory transfer, seizure or acquisition by any governmental authority of the assets of any member of the 2011 Borrowing Group, subject to certain exceptions; (ii) the net proceeds in excess of a required amount under the 2011 Credit Facilities of certain asset sales, subject to reinvestment rights and certain exceptions; (iii) net termination, claim or settlement proceeds paid under the Borrower’s subconcession or the 2011 Borrowing Group’s land concessions, subject to certain exceptions; (iv) insurance proceeds net of expenses to obtain such proceeds under the property insurances relating to the total loss of all or substantially all of the Altira Macau gaming business; and (v) other insurance proceeds net of expenses in excess of a required amount under the 2011 Credit Facilities to obtain such proceeds under any property insurances, subject to reinvestment rights and certain exceptions.

Drawdowns on the 2011 Term Loan Facility were subject to satisfaction of conditions precedent specified in the 2011 Credit Facilities and the 2011 Revolving Credit Facility was to be made available on a fully revolving basis to the date that was one month prior to the 2011 Revolving Credit Facility’s final maturity date.

The indebtedness under the 2011 Credit Facilities was guaranteed by the 2011 Borrowing Group, which applied until the 2011 Credit Facilities was amended on June 29, 2015. Security for the 2011 Credit Facilities included: a first priority mortgage over all land where Altira Macau and City of Dreams are located, such mortgages also covered all present and any future buildings on, and fixtures to, the relevant land; an assignment of any land use rights under land concession agreements, leases or equivalents; charges over the bank accounts in respect of the 2011 Borrowing Group, subject to certain exceptions; assignment of the rights under certain insurance policies; first priority security over the chattels, receivables and other assets of the 2011 Borrowing Group which were not subject to any security under any other security documentation; first priority charges over the issued share capital of the 2011 Borrowing Group and equipment and tools used in the gaming business by the 2011 Borrowing Group; as well as other customary security.

The 2011 Credit Facilities contained certain covenants customary for such financings including, but not limited to: limitations on (i) incurring additional liens; (ii) incurring additional indebtedness (including guarantees); (iii) making certain investments; (iv) paying dividends and other restricted payments; (v) creating any subsidiaries; (vi) selling assets; and (vii) entering into any contracts for the construction or financing of an additional hotel tower in connection with the development of City of Dreams except with plans approved by the lenders in accordance with the terms of the 2011 Credit Facilities. The 2011 Credit Facilities removed the financial covenants under the City of Dreams Project Facility, and replaced them with, without limitation, a leverage ratio, total leverage ratio and interest cover ratio. The first test date of the financial covenants was September 30, 2011. As of December 31, 2014, management believes that the 2011 Borrowing Group was in compliance with each of the financial restrictions and requirements.

There were provisions that limited or prohibited certain payments of dividends and other distributions by the 2011 Borrowing Group to companies or persons who were not members of the 2011 Borrowing Group (described in further detail in Note 19). As of December 31, 2014, the net assets of the 2011 Borrowing Group of approximately $3,559,000 were restricted from being distributed under the terms of the 2011 Credit Facilities.

Borrowings under the 2011 Credit Facilities bore interest at Hong Kong Interbank Offered Rate (“HIBOR”) plus a margin ranging from 1.75% to 2.75% per annum as adjusted in accordance with the leverage ratio in respect of the 2011 Borrowing Group. The Borrower had the option to select an interest period for borrowings under the 2011 Credit Facilities of one, two, three or six months or any other agreed period. The Borrower was obligated to pay a commitment fee quarterly in arrears from June 30, 2011 on the undrawn amount of the 2011 Revolving Credit Facility throughout the availability period. Loan commitment fees on the 2011 Credit Facilities amounting to $1,385, $2,808 and $2,453 were recognized during the years ended December 31, 2015, 2014 and 2013, respectively.

During the years ended December 31, 2015 and 2014, the Borrower repaid HK$499,315,200 (equivalent to $64,179) and HK$1,997,260,800 (equivalent to $256,717), respectively, under the 2011 Term Loan Facility according to the quarterly amortization schedule which commenced on September 30, 2013, and the Borrower had no drawdown on the 2011 Revolving Credit Facility. Immediately before the amendment of the 2011 Credit Facilities on June 29, 2015, the Borrower had total outstanding borrowings of HK$2,746,233,600 (equivalent to $352,987) under the 2011 Credit Facilities and the Borrower made voluntary repayments to repay the entire outstanding balance under the 2011 Credit Facilities with part of the proceeds of the drawdown from the 2015 Credit Facilities as described below. As of December 31, 2014, the 2011 Term Loan Facility had been fully drawn down while the entire 2011 Revolving Credit Facility of HK$3,120,720,000 (equivalent to $401,121) remained available for future drawdown, and accordingly, the Borrower had total outstanding borrowings of HK$3,245,548,800 (equivalent to $417,166) under the 2011 Credit Facilities.

2015 Credit Facilities

On June 29, 2015, the 2011 Credit Facilities were further amended pursuant to a second amendment and restatement agreement (the “2015 Credit Facilities”) entered into by, among others, the Borrower and certain lenders in respect of the 2011 Credit Facilities, on June 19, 2015. The 2015 Credit Facilities, among other things: (i) increased the size of the total available facilities from HK$9,362,160,000 (equivalent to $1,203,362) to HK$13,650,000,000 (equivalent to $1,750,000 based on exchange rate on transaction date), comprising a HK$3,900,000,000 (equivalent to $500,000 based on exchange rate on transaction date) term loan facility (the “2015 Term Loan Facility”) and a HK$9,750,000,000 (equivalent to $1,250,000 based on exchange rate on transaction date) multicurrency revolving credit facility (the “2015 Revolving Credit Facility”). In addition, the 2015 Credit Facilities provide for additional incremental facilities to be made available, upon further agreement with any of the existing lenders under the 2015 Credit Facilities or other entities, of up to $1,300,000 (the “2015 Incremental Facility”); (ii) introduced new lenders and removed certain lenders originally under the 2011 Credit Facilities; (iii) extended the repayment maturity date; and (iv) reduced and removed certain restrictions imposed by the covenants in the 2011 Credit Facilities, including but not limited to, increased flexibility to move cash within borrowing group as defined under the 2015 Credit Facilities (the “2015 Borrowing Group”), lower covenant levels and reduced reporting requirements.

The final maturity date of the 2015 Credit Facilities is: (i) June 29, 2021 in respect of the 2015 Term Loan Facility; and (ii) June 29, 2020 in respect of the 2015 Revolving Credit Facility, or if earlier, the date of repayment, prepayment or cancellation in full of the 2015 Credit Facilities. The maturity date, amount, margin, currency, form and other terms of the 2015 Incremental Facility will be further specified and agreed by the Borrower and the lenders under the 2015 Credit Facilities and additional lenders, if any, upon drawdown on the 2015 Incremental Facility. The 2015 Term Loan Facility is repayable in quarterly instalments according to an amortization schedule commencing on September 29, 2016. Each loan made under the 2015 Revolving Credit Facility is repayable in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent. The Borrower may make voluntary prepayments in respect of the 2015 Credit Facilities in a minimum amount of HK$160,000,000 (equivalent to $20,566), plus the amount of any applicable break costs. The Borrower is also subject to mandatory prepayment requirements in respect of various amounts within the 2015 Borrowing Group, including but not limited to: (i) net termination, claim or settlement proceeds paid under the Borrower’s subconcession or the 2015 Borrowing Group’s land concessions, subject to certain exceptions; (ii) insurance proceeds net of expenses to obtain such proceeds under the property insurances relating to the total loss of all or substantially all of the Altira Macau gaming business; and (iii) other insurance proceeds net of expenses to obtain such proceeds under any property insurances, subject to reinvestment rights and certain exceptions, which are in excess of $50,000. In addition, upon the occurrence of a “Change of Control” as defined under the 2015 Credit Facilities, any lender under the 2015 Credit Facilities may, with 20 business days’ notice, cancel their commitment and request repayment in full of the 2015 Credit Facilities; and upon the occurrence of the disposal of all or substantially all of the business and assets of the 2015 Borrowing Group, comprised in any of the Altira Macau or the City of Dreams gaming business, the whole of the 2015 Credit Facilities will be cancelled and all amounts outstanding thereunder will become immediately due and payable.

Drawdowns on the 2015 Term Loan Facility are subject to satisfaction of conditions precedent specified in the 2015 Credit Facilities and the 2015 Revolving Credit Facility is available on a fully revolving basis up to the date that is one month prior to the 2015 Revolving Credit Facility’s final maturity date. On June 29, 2015, the 2015 Term Loan Facility of HK$3,900,000,000 (equivalent to $500,000 based on exchange rate on transaction date) was fully drawn down and the availability period for this facility has expired. The Borrower has no drawdown on the 2015 Revolving Credit Facility and 2015 Incremental Facility during the year ended December 31, 2015.

The indebtedness under the 2015 Credit Facilities is guaranteed by the 2015 Borrowing Group, which applied on and from June 29, 2015. Security for the 2015 Credit Facilities remains the same as the 2011 Credit Facilities (except that the terms of the associated security documents have been amended for consistency with the 2015 Credit Facilities).

The 2015 Credit Facilities contains certain covenants customary for such financings including, but not limited to: the 2015 Borrowing Group’s limitations on, except as permitted under the 2015 Credit Facilities (i) incurring additional liens; (ii) incurring additional indebtedness (including guarantees); (iii) making certain investments; (iv) paying dividends and other restricted payments; (v) creating any subsidiaries; and (vi) selling assets. The financial covenants under the 2015 Credit Facilities remain the same as the 2011 Credit Facilities, including a leverage ratio, total leverage ratio and interest cover ratio but with lower covenant levels. The first test date of the financial covenants was September 30, 2015. As of December 31, 2015, management believes that the 2015 Borrowing Group was in compliance with each of the financial restrictions and requirements.

There are provisions that limit certain payments of dividends and other distributions by the 2015 Borrowing Group to companies or persons who are not members of the 2015 Borrowing Group (described in further detail in Note 19). As of December 31, 2015, the net assets of the 2015 Borrowing Group of approximately $3,825,000 were restricted from being distributed under the terms of the 2015 Credit Facilities.

Borrowings under the 2015 Credit Facilities bear an initial interest for the six months from June 29, 2015 at HIBOR plus a margin of 1.75% per annum. Subsequent to that, borrowings under the 2015 Credit Facilities bear interest at HIBOR plus a margin ranging from 1.25% to 2.50% per annum as adjusted in accordance with the leverage ratio in respect of the 2015 Borrowing Group. The Borrower may select an interest period for borrowings under the 2015 Credit Facilities of one, two, three or six months or any other agreed period. The Borrower is obligated to pay a commitment fee quarterly in arrears from July 13, 2015 on the undrawn amount of the 2015 Revolving Credit Facility throughout the availability period. Loan commitment fees on the 2015 Credit Facilities amounting to $3,100 were recognized during the year ended December 31, 2015.

As of December 31, 2015, the Borrower had total outstanding borrowings relating to the 2015 Credit Facilities of HK$3,900,000,000 (equivalent to $501,285). The entire 2015 Revolving Credit Facility of HK$9,750,000,000 (equivalent to $1,250,000 based on exchange rate on transaction date) remains available for future drawdown.

In accordance with the applicable accounting standards, the Borrower recorded a $481 loss on extinguishment of debt in the consolidated statements of operations for the year ended December 31, 2015 which represented the write off of a portion of unamortized deferred financing costs associated with the 2011 Credit Facilities and recorded $592 costs associated with debt modification in the consolidated statements of operations for the year ended December 31, 2015 which represented the portion of the third party costs in relation to the 2015 Credit Facilities. The upfront fee and the remaining portion of third party costs of $46,507 were capitalized as deferred financing costs.

2010 Senior Notes

On May 17, 2010, MCE Finance Limited (“MCE Finance”), a subsidiary of the Company, issued and listed the $600,000 10.25% senior notes, due 2018 (the “2010 Senior Notes”) on the Official List of Singapore Exchange Securities Trading Limited (“SGX-ST”). The purchase price paid by the initial purchasers was 98.671% of the principal amount. The 2010 Senior Notes were general obligations of MCE Finance, secured by a first-priority pledge of the intercompany note representing the on-lending of the gross proceeds from the issuance of the 2010 Senior Notes by MCE Finance to a subsidiary of MCE Finance to reduce the indebtedness under the City of Dreams Project Facility, ranked equally in right of payment to all existing and future senior indebtedness of MCE Finance and ranked senior in right of payment to any existing and future subordinated indebtedness of MCE Finance. The 2010 Senior Notes would have matured on May 15, 2018. Interest on the 2010 Senior Notes was accrued at a rate of 10.25% per annum and was payable semi-annually in arrears on May 15 and November 15 of each year, commenced on November 15, 2010.

MCE Finance had the option to redeem all or part of the 2010 Senior Notes at any time prior to May 15, 2014, at a “make-whole” redemption price. Thereafter, MCE Finance had the option to redeem all or a portion of the 2010 Senior Notes at any time at fixed redemption prices that declined ratably over time.

Prior to May 15, 2013, MCE Finance had the option to redeem up to 35% of the 2010 Senior Notes with the net cash proceeds from one or more certain equity offerings at a fixed redemption price. In addition, under certain circumstances and subject to certain exceptions as more fully described in the indenture, MCE Finance also had the option to redeem in whole, but not in part the 2010 Senior Notes at fixed redemption prices.

The indenture governing the 2010 Senior Notes contained certain covenants that, subject to certain exceptions and conditions, limited the ability of MCE Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger.

There were provisions under the indenture of the 2010 Senior Notes that limited or prohibited certain payments of dividends and other distributions by MCE Finance and its respective restricted subsidiaries to companies or persons who were not MCE Finance or members of MCE Finance respective restricted subsidiaries, subject to certain exceptions and conditions (described in further detail in Note 19).

On October 30, 2012, MCE Finance received unrevoked consents from the holders (the “Holders”) of the requisite aggregate principal amount of the 2010 Senior Notes necessary to approve certain proposed amendments to, among other things, allowed MCE Finance to (i) make an additional $400,000 of restricted payments to fund the Studio City project and (ii) have the flexibility to transact with, and use any revenues or other payments generated or derived from, certain projects and to provide for certain other technical amendments (the “Proposed Amendments”) to the indenture governing the 2010 Senior Notes and executed a supplemental indenture to give effect to the Proposed Amendments. The Group capitalized the payments to the agent and Holders who had validly delivered a consent to the Proposed Amendments totaling $14,795 as deferred financing costs and expensed the third party fee of $3,277 as a result of the aforementioned debt modification.

On January 28, 2013, MCE Finance made a cash tender offer to repurchase the 2010 Senior Notes at a cash consideration plus accrued interest and also solicited consents to amend the terms of the 2010 Senior Notes to substantially remove the debt incurrence, restricted payment and other restrictive covenants (the “Tender Offer”). Closing of the Tender Offer and consent solicitation were conditioned upon MCE Finance receiving net proceeds from offering of the 2013 Senior Notes (as described below) in an amount sufficient to repurchase the tendered 2010 Senior Notes and related fees and expenses and other general conditions. The Tender Offer expired on February 26, 2013 and $599,135 aggregate principal amount of the 2010 Senior Notes were tendered. On February 27, 2013, MCE Finance elected to redeem the remaining outstanding 2010 Senior Notes in aggregate principal amount of $865 on March 28, 2013, at a price equal to 100% of the principal amount outstanding plus applicable premium as of, and accrued and unpaid interest to March 28, 2013. The accounting for the total redemption costs of $102,497, unamortized deferred financing costs of $23,793 and unamortized issue discount of $5,962 in relation to the 2010 Senior Notes as of the redemption date are disclosed as below under the 2013 Senior Notes.

RMB Bonds

On May 9, 2011, the Company issued and listed the Renminbi (“RMB”) 2,300,000,000 3.75% bonds due 2013 (the “RMB Bonds”) (equivalent to $353,278 based on exchange rate on transaction date) on SGX-ST. The RMB Bonds were priced at 100% at par. The RMB Bonds were direct, general, unconditional, unsubordinated and unsecured obligations of the Company, which at all times ranked equally without any preference or priority among themselves and at least equally with all of the Company’s other present and future unsecured and unsubordinated obligations, save for such obligations as may be preferred by provisions of law that were both mandatory and of general application. The RMB Bonds would have matured on May 9, 2013 and the interest on the RMB Bonds was accrued at a rate of 3.75% per annum and was payable semi-annually in arrears on May 9 and November 9 of each year, commenced on November 9, 2011.

The Company had the option to redeem in whole, but not in part under certain circumstances as defined in the indenture, the RMB Bonds at any time prior to May 9, 2012 at an additional redemption price. Thereafter, the Company had the option to redeem in whole, but not in part, the RMB Bonds at any time after May 9, 2012 at a fixed redemption price.

The indenture governing the RMB Bonds contained certain negative pledge and financial covenants, providing that the Company should not create or permit to subsist any security interest upon the whole or any part of the Company’s present or future undertaking, assets or revenues to secure any relevant indebtedness or guarantee of relevant indebtedness without: (i) at the same time or prior thereto securing the RMB Bonds equally and rateably therewith to the satisfaction of the trustee under the RMB Bonds; or (ii) providing such other security for the RMB Bonds as the trustee may in its absolute discretion consider to be not materially less beneficial to the interests of the holders of the RMB Bonds or as may be approved by an extraordinary resolution of bondholders. In addition, the Company was also required to comply with certain financial covenants, including maintaining a specified consolidated tangible net worth and a leverage ratio.

On March 11, 2013, the Company early redeemed the RMB Bonds in full in aggregate principal amount of RMB2,300,000,000 (equivalent to $368,177) together with accrued interest, which was partially funded from net proceeds from offering of the 2013 Senior Notes (described below). The Group wrote off the unamortized deferred financing costs of $586 immediately before redemption of the RMB Bonds as loss on extinguishment of debt in the consolidated statements of operations for the year ended December 31, 2013.

Deposit-Linked Loan

On May 20, 2011, the Company entered into a Hong Kong dollar deposit-linked loan facility (the “Deposit-Linked Loan”) with a lender in an amount of HK$2,748,500,000 (equivalent to $353,278 based on exchange rate on transaction date), which was secured by a deposit in an amount of RMB2,300,000,000 (equivalent to $353,278 based on exchange rate on transaction date) from the proceeds of the RMB Bonds as described above. The Deposit-Linked Loan would have matured on May 20, 2013 or, if earlier, at any time with 30 days’ prior notice given to the lender, the Company may prepay the whole or any part of not less than HK$500,000,000 (equivalent to $64,267) of the Deposit-Linked Loan outstanding. The Deposit-Linked Loan bore interest at a rate of 2.88% per annum and was payable semi-annually in arrears on May 8 and November 8 of each year, commenced on November 8, 2011.

On March 4, 2013, the Company prepaid in full the Deposit-Linked Loan in aggregate principal amount of HK$2,748,500,000 (equivalent to $353,278) with accrued interest and a deposit in an amount of RMB2,300,000,000 (equivalent to $368,177) from the proceeds of the RMB Bonds, for security of the Deposit-Linked Loan, was released on the same date.

Aircraft Term Loan

On June 25, 2012, MCE Transportation Limited (“MCE Transportation”), a subsidiary of the Company, entered into a $43,000 term loan facility agreement to partly finance the acquisition of an aircraft (the “Aircraft Term Loan”). Principal and interest repayments are payable quarterly in arrears commenced on September 27, 2012 until maturity on June 27, 2019, interest is calculated based on London Interbank Offered Rate plus a margin of 2.80% per annum and the loan may be prepaid in whole or in part of not less than $1,000 and 10 days’ prior notice given. The Aircraft Term Loan is guaranteed by the Company and security includes a first-priority mortgage on the aircraft itself; pledge over the MCE Transportation bank accounts; assignment of insurances (other than third party liability insurance); and an assignment of airframe and engine warranties. The Aircraft Term Loan must be prepaid in full if any of the following events occurs: (i) a change of control; (ii) the sale of all or substantially all of the components of the aircraft; (iii) the loss, damage or destruction of the entire or substantially the entire aircraft. Other covenants include lender’s approval for any capital expenditure not incurred in the ordinary course of business or any subsequent indebtedness exceeding $1,000 by MCE Transportation. As of December 31, 2015, the Aircraft Term Loan has been fully drawn down and utilized with other funds of the Group, to fund the purchase of the aircraft. As of December 31, 2015 and 2014, the carrying value of aircraft was $37,559 and $40,974, respectively.

2013 Senior Notes

On February 7, 2013, MCE Finance issued and listed $1,000,000 5% senior notes, due 2021 (the “2013 Senior Notes”) and priced at 100% at par on the SGX-ST. The 2013 Senior Notes are general obligations of MCE Finance, rank equally in right of payment to all existing and future senior indebtedness of MCE Finance and rank senior in right of payment to any existing and future subordinated indebtedness of MCE Finance and effectively subordinated to all of MCE Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt. Certain subsidiaries of MCE Finance (the “2013 Senior Notes Guarantors”) jointly, severally and unconditionally guarantee the 2013 Senior Notes on a senior basis. The guarantees are joint and several general obligations of the 2013 Senior Notes Guarantors, rank equally in right of payment with all existing and future senior indebtedness of the 2013 Senior Notes Guarantors, and rank senior in right of payment to any existing and future subordinated indebtedness of the 2013 Senior Notes Guarantors. The 2013 Senior Notes mature on February 15, 2021. Interest on the 2013 Senior Notes is accrued at a rate of 5% per annum and is payable semi-annually in arrears on February 15 and August 15 of each year, commenced on August 15, 2013.

The net proceeds from the offering of the 2013 Senior Notes, after deducting the underwriting commissions and other expenses of approximately $14,500, was approximately $985,500. The Group used part of the net proceeds from the offering to (i) repurchase in full the 2010 Senior Notes of $600,000 and fund the related redemption costs of the 2010 Senior Notes of $102,497 and (ii) for the partial repayment of the RMB Bonds on March 11, 2013. As a result, in accordance with the applicable accounting standards, the Group recorded a $50,256 loss on extinguishment of debt in the consolidated statements of operations for the year ended December 31, 2013 which comprised the portion of the redemption costs of $38,949, write off of respective portion of unamortized deferred financing costs of $9,041 and unamortized issue discount of $2,266 related to the 2010 Senior Notes and recorded $10,538 costs associated with debt modification in the consolidated statements of operations for the year ended December 31, 2013 which represented the portion of the underwriting fee and other third party costs incurred in connection with the issuance of the 2013 Senior Notes. The remaining portion of the underwriting fee and other third party costs of $6,523 were capitalized as deferred financing costs.

MCE Finance has the option to redeem all or a portion of the 2013 Senior Notes at any time prior to February 15, 2016, at a “make-whole” redemption price. Thereafter, MCE Finance has the option to redeem all or a portion of the 2013 Senior Notes at any time at fixed redemption prices that decline ratably over time.

MCE Finance has the option to redeem up to 35% of the 2013 Senior Notes with the net cash proceeds from one or more certain equity offerings at a fixed redemption price at any time prior to February 15, 2016. In addition, under certain circumstances and subject to certain exceptions as more fully described in the indenture, MCE Finance also has the option to redeem in whole, but not in part the 2013 Senior Notes at fixed redemption prices.

The indenture governing the 2013 Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of MCE Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. As of December 31, 2015, management believes that MCE Finance was in compliance with each of the financial restrictions and requirements.

There are provisions under the indenture of the 2013 Senior Notes that limit or prohibit certain payments of dividends and other distributions by MCE Finance and its restricted subsidiaries to companies or persons who are not MCE Finance or members of MCE Finance’s restricted subsidiaries, subject to certain exceptions and conditions (described in further detail in Note 19). As of December 31, 2015 and 2014, the net assets of MCE Finance and its restricted subsidiaries of approximately $3,913,000 and $3,639,000, respectively, were restricted from being distributed under the terms of the 2013 Senior Notes.

Studio City Notes

On November 26, 2012, Studio City Finance Limited (“Studio City Finance”), a majority-owned subsidiary, issued and listed the $825,000 8.5% senior notes, due 2020 (the “Studio City Notes”) and priced at 100% at par on the SGX-ST. The Studio City Notes are general obligations of Studio City Finance, secured by a first-priority security interest in certain specific bank accounts incidental to the Studio City Notes and a pledge of any intercompany loans from Studio City Finance to or on behalf of Studio City Investments Limited (“Studio City Investments”), a subsidiary of Studio City Finance and the immediate holding company of Studio City Company Limited (“Studio City Company”), a subsidiary of Studio City Finance, or its subsidiaries entered into subsequent to the issue date of the Studio City Notes, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance and rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance. The Studio City Notes are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness. All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the Studio City Project Facility as described below) (the “Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the Studio City Notes on a senior basis (the “Guarantees”). The Guarantees are general obligations of the Studio City Notes Guarantors, rank equally in right of payment with all existing and future senior indebtedness of the Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the Studio City Notes Guarantors. The Guarantees are effectively subordinated to the Studio City Notes Guarantors’ obligations under the Studio City Project Facility and any future secured indebtedness that is secured by property and assets of the Studio City Notes Guarantors to the extent of the value of such property and assets. The Studio City Notes mature on December 1, 2020 and the interest on the Studio City Notes is accrued at a rate of 8.5% per annum and is payable semi-annually in arrears on June 1 and December 1 of each year, commenced on June 1, 2013.

The net proceeds from the offering, after deducting the underwriting commissions and other expenses of approximately $13,200, was approximately $811,800. Studio City Finance used the net proceeds from the offering to fund the Studio City project and the related fees and expenses. The net proceeds from the offering was deposited in a bank account of Studio City Finance (the “Escrow Account”) and was restricted for use, which was subsequently released upon signing of the Studio City Project Facility on January 28, 2013. Upon release from the Escrow Account, all the net proceeds were deposited in a bank account of Studio City Finance (the “Note Proceeds Account”) and were available for payment of construction and development costs and other project costs of the Studio City project with conditions and sequence for disbursements in accordance with an agreement (the “Note Disbursement and Account Agreement”) as described below, except for a portion of net proceeds amounting to $239,594, which represents the sum of interest expected to accrue on the Studio City Notes through to the 41-month anniversary of their issue date, which was deposited in a bank account of Studio City Finance (the “Note Interest Reserve Account”), and has been restricted for use to pay future interest payments until the opening date (the “Opening Date”) of the Studio City project as defined in the Studio City Project Facility.

Concurrent with the submission of the first utilization request under the Studio City Project Facility on January 10, 2014, an amount equal to the six-month sum of interest due on the Studio City Notes of $35,063 was released from the Note Interest Reserve Account and deposited in a bank account (the “Note Debt Service Reserve Account”) of Studio City Company, the borrower under the Studio City Project Facility. The security agent of the Studio City Project Facility has security over the Note Debt Service Reserve Account. During the years ended December 31, 2015 and 2014, Studio City Finance paid Studio City Notes interest expenses amounting to $70,125 and $70,125, respectively. As of December 31, 2015, the balance of the Note Interest Reserve Account was fully utilized for interest payments.

As of December 31, 2015, the Group classified the balance of Note Debt Service Reserve Account of $35,068 as current portion of restricted cash on the consolidated balance sheets. As of December 31, 2014, the Group classified the balance of the Note Interest Reserve Account of $63,340 as current portion of restricted cash, while the balance of Note Debt Service Reserve Account of $35,064 as non-current portion of restricted cash on the consolidated balance sheets.

The Studio City Notes were subject to a special mandatory redemption at a redemption price in the event that i) the Studio City Project Facility was not executed on or before March 31, 2013; and ii) the funds were not released from the Note Proceeds Account prior to January 28, 2014, the date that was one year from the date of the execution of the Studio City Project Facility due to the failure of the conditions precedent (subject to certain exceptions) to first utilization of the Studio City Project Facility to be satisfied or waived by such date. The first condition was satisfied with execution of the Studio City Project Facility on January 28, 2013 and the second condition was satisfied when the first disbursement funds on the Studio City Notes were released from the Note Proceeds Account to a bank account of Studio City Finance for the Studio City project cost payments on January 17, 2014.

On November 26, 2012, Studio City Finance and Studio City Company entered into a Note Disbursement and Account Agreement with certain banks and other parties to, among other things, establish the conditions and sequence of funding of the Studio City project costs. The Studio City project costs are financed in the following order:

•	the funding from the Company and the ultimate noncontrolling shareholder of Studio City Finance in an aggregate amount of $825,000 is used until it has been exhausted;

•	thereafter, the proceeds in the Note Proceeds Account are used until they have been exhausted; and

•	thereafter, the proceeds of the Studio City Project Facility, including any proceeds in any construction disbursement accounts or other accounts established under the Studio City Project Facility, to the extent established for such purpose under the Studio City Project Facility, are used until they have been exhausted.

Studio City Finance had the option to redeem all or a portion of the Studio City Notes at any time prior to December 1, 2015, at an additional redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the Studio City Notes at any time at fixed redemption prices that decline ratably over time.

Studio City Finance had the option to redeem up to 35% of the Studio City Notes with the net cash proceeds of certain equity offerings at a fixed redemption price at any time prior to December 1, 2015. In addition, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the Studio City Notes, Studio City Finance also has the option to redeem in whole, but not in part the Studio City Notes at fixed redemption prices.

The indenture governing the Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. As of December 31, 2015, management believes that Studio City Finance was in compliance with each of the financial restrictions and requirements.

There are provisions under the indenture governing the Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who are not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions (described in further detail in Note 19). As of December 31, 2015 and 2014, the net assets of Studio City Finance and its restricted subsidiaries of approximately $89,000 and $102,000, respectively, were restricted from being distributed under the terms of the Studio City Notes.

Studio City Project Facility

On January 28, 2013, Studio City Company (the “Studio City Borrower”) and certain lenders (the “Studio City Lenders”) executed a senior secured credit facilities denominated in Hong Kong dollars with an aggregate amount of HK$10,855,880,000 (equivalent to $1,395,357) (the “Studio City Project Facility”), pursuant to substantially all the terms and conditions set out in a commitment letter (the “Commitment Letter”) entered on October 19, 2012 by the Studio City Borrower, the Studio City Lenders, the Company and New Cotai Investments, LLC (“New Cotai Investments”), a noncontrolling shareholder who owns 40% interest in Studio City Borrower, to fund the Studio City project. The Studio City Project Facility consists of a HK$10,080,460,000 (equivalent to $1,295,689) term loan facility (the “Studio City Term Loan Facility”) and a HK$775,420,000 (equivalent to $99,668) revolving credit facility (the “Studio City Revolving Credit Facility”). The Studio City Term Loan Facility matures on January 28, 2018 and is subject to quarterly amortization payments commencing on September 30, 2016. Amounts under the Studio City Term Loan Facility were able to be borrowed from and after the date that certain conditions precedent were satisfied until July 28, 2014. The Studio City Revolving Credit Facility matures on January 28, 2018 and has no interim amortization. The Studio City Revolving Credit Facility may be utilized prior to the Opening Date for project costs by way of issue of letters of credit to a maximum of HK$387,710,000 (equivalent to $49,834), and may be borrowed in full on a revolving basis after the Opening Date. On November 18, 2015, the Studio City Borrower received the requisite lender consent to amend the Studio City Project Facility documentation as proposed by the Studio City Borrowing Group (as defined below). The amendments, which were in effect as of November 18, 2015, included changing the Studio City project Opening Date condition from 400 to 250 tables, consequential adjustments to the financial covenants, and rescheduling the commencement of financial covenant testing (the “Amendments to the Studio City Project Facility”).

Borrowings under the Studio City Project Facility bear interest at HIBOR plus a margin of 4.50% per annum until September 30, 2016, at which time the interest rate shall bear interest at HIBOR plus a margin ranging from 3.75% to 4.50% per annum as determined in accordance with the total leverage ratio in respect of Studio City Investments, Studio City Borrower and its subsidiaries (together, the “Studio City Borrowing Group”).

The Studio City Borrower may make voluntary prepayments in respect of the Studio City Project Facility in a minimum amount of HK$100,000,000 (equivalent to $12,853), plus the amount of any applicable break costs. The Studio City Borrower is also subject to mandatory prepayment requirements in respect of various amounts within the Studio City Borrowing Group, including but not limited to: (i) net termination or claim proceeds under the Studio City Borrowing Group’s land concessions, certain construction agreements or finance or project documents, subject to certain exceptions; (ii) the net proceeds of certain asset sales, subject to reinvestment rights and certain exceptions, which are in excess of $5,000; (iii) the net proceeds received by any member of the Studio City Borrowing Group in respect of the compulsory transfer, seizure or acquisition by any governmental authority of the assets of any member of the Studio City Borrowing Group, subject to certain exceptions; (iv) 50% of the net proceeds of any permitted equity issuance of any member of the Studio City Borrowing Group; (v) the net proceeds of any debt issuance of any member of the Studio City Borrowing Group, subject to certain exceptions; (vi) insurance proceeds net of expenses to obtain such proceeds under the property insurances, subject to reinvestment rights and certain exceptions, which are in excess of $10,000; and (vii) certain percentage of excess cash in accordance with leverage test.

The indebtedness under the Studio City Project Facility is guaranteed by Studio City Investments and its subsidiaries (other than the Studio City Borrower). Security for the Studio City Project Facility included: a first priority mortgage over the land where Studio City is located, such mortgage will also cover all present and any future buildings on, and fixtures to, the relevant land; an assignment of any land use rights under land concession agreements, leases or equivalent; as well as other customary security. Certain accounts of Melco Crown Macau related solely to the operation of the Studio City gaming area which are funded from the proceeds of the Studio City Project Facility are pledged as security for the Studio City Project Facility and related finance documents.

The Studio City Project Facility contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Investments and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) pay dividends and other restricted payments; and (vii) effect a consolidation or merger. The Studio City Project Facility, as amended, contains certain financial covenants and the first test date of these financial covenants is March 31, 2017. As of December 31, 2015, management believes that Studio City Borrowing Group was in compliance with each of the financial restrictions and requirements.

There are provisions that limit or prohibit certain payments of dividends and other distributions by the Studio City Borrowing Group to companies or persons who are not members of the Studio City Borrowing Group (described in further detail in Note 19). As of December 31, 2015 and 2014, the net assets of Studio City Investments and its restricted subsidiaries of approximately $173,000 and $175,000, respectively, were restricted from being distributed under the terms of the Studio City Project Facility.

The Studio City Borrower is obligated to pay a commitment fee quarterly in arrears on the undrawn amount of the Studio City Project Facility throughout the availability period which started from January 28, 2013. The Studio City Borrower recognized loan commitment fees on the Studio City Project Facility of $1,794 and $15,153 during the years ended December 31, 2015 and 2014, respectively.

In connection with the Studio City Project Facility, Studio City International Holdings Limited (“Studio City International”), an intermediate holding company of Studio City Finance and a majority-owned subsidiary, was required to procure a contingent equity undertaking or similar (with a liability cap of $225,000) granted in favor of the security agent for the Studio City Project Facility to, amongst other things, pay agreed project costs (i) associated with construction of Studio City and (ii) for which the facility agent under the Studio City Project Facility has determined there is no other available funding under the terms of the Studio City Project Facility. In support of such contingent equity undertaking, Studio City International had deposited and maintained a bank balance of $225,000 in an account secured in favor of the security agent for the Studio City Project Facility (“Cash Collateral”) as of December 31, 2014. The Cash Collateral was required to be maintained until the construction completion date of the Studio City had occurred, certain debt service reserve and accrual accounts had been funded to the required balance and the financial covenants had been complied with. As of December 31, 2014, the Cash Collateral was classified as non-current portion of restricted cash in the consolidated balance sheets. The Amendments to the Studio City Project Facility on November 18, 2015 includes a creation of a new secured liquidity account (“Liquidity Account”) to be held in the name of the Studio City Borrower and to be credited with the Cash Collateral as a liquidity amount for the general corporate and working capital purposes of the Studio City group. On November 30, 2015, the Cash Collateral was transferred to the Liquidity Account and was released from restricted cash.

During the year ended December 31, 2015, the Group recorded $7,011 costs associated with debt modification which represented the third party fees incurred for the Amendments to the Studio City Project Facility in the consolidated statements of operations.

As of December 31, 2015 and 2014, the Studio City Term Loan Facility of HK$10,080,460,000 (equivalent to $1,295,689) has been fully drawn down while the entire Studio City Revolving Credit Facility of HK$775,420,000 (equivalent to $99,668) remains available for future drawdown, subject to satisfaction of certain conditions precedent.

The Studio City Borrower is required, within 120 days after the drawdown of the Studio City Term Loan Facility, to enter into agreements to ensure that at least 50% of the aggregate of drawn Studio City Term Loan Facility and the Studio City Notes are subject to interest rate protection, by way of interest rate swap agreements, caps, collars or other agreements agreed with the facility agent under the Studio City Project Facility to limit the impact of increases in interest rates on its floating rate debt, for a period of not less than three years from the date of the first drawdown of the Studio City Term Loan Facility. Since the Studio City Borrower drew down the Studio City Term Loan Facility on July 28, 2014, the Studio City Borrower entered into certain floating-for-fixed interest rate swap agreements since September 2014 to limit its exposure to interest rate risk. Under the interest rate swap agreements, the Studio City Borrower pays a fixed interest rate of the notional amount, and receives variable interest which is based on the applicable HIBOR for each of the payment dates. These interest rate swap agreements are expected to remain highly effective in fixing the interest rate and qualify for cash flow hedge accounting. Therefore, there is no impact on the consolidated statements of operations from changes in the fair value of the hedging instruments. Instead the fair value of the instruments are recorded as assets or liabilities on the consolidated balance sheets, with an offsetting adjustment to the accumulated other comprehensive losses until the hedged interest expenses were recognized in the consolidated statements of operations. No hedge agreement had been entered as at December 31, 2013, as the Studio City Borrower has not drawn down on the Studio City Project Facility.

Philippine Notes

On January 24, 2014, MCE Leisure issued PHP15 billion 5% senior notes, due 2019 (the “Philippine Notes”) (equivalent to $336,825 based on exchange rate on transaction date) at par of 100% of the principal amount and offered to certain primary institutional lenders as noteholders via private placement in the Philippines, which was priced on December 19, 2013.

The Philippine Notes are general obligations of MCE Leisure, secured on a first-ranking basis by pledge of shares of all present and future direct and indirect subsidiaries of MCP, rank equally in right of payment to all existing and future senior indebtedness of MCE Leisure (save and except for any statutory preference or priority) and rank senior in right of payment to any existing and future subordinated indebtedness of MCE Leisure.

The Philippine Notes are guaranteed by MCP and all present and future direct and indirect subsidiaries of MCP (subject to certain limited exceptions) (collectively the “Philippine Guarantors”), jointly and severally with MCE Leisure; and irrevocably and unconditionally by MCE on a senior basis. The guarantees are general obligations of the Philippine Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the Philippine Guarantors (except for any statutory preference or priority) and rank senior in right of payment to any existing and future subordinated indebtedness of the Philippine Guarantors.

The Philippine Notes mature on January 24, 2019. Interest on the Philippine Notes is accrued at a rate of 5% per annum and is payable semi-annually in arrears on January 24 and July 24 of each year, commenced on July 24, 2014. In addition, the Philippine Notes includes a tax gross up provision requiring MCE Leisure to pay without any deduction or withholding for or on account of tax.

The net proceeds from the offering of the Philippine Notes, after deducting the underwriting commissions and other expenses of approximately PHP230,769,000 (equivalent to $5,182 based on exchange rate on transaction date), was approximately PHP14,769,231,000 (equivalent to $331,643 based on exchange rate on transaction date). MCE Leisure used the net proceeds from the offering to fund the City of Dreams Manila project, refinancing of debt and general corporate purposes.

MCE Leisure had the option to redeem all or a portion of the Philippine Notes at any time prior to January 24, 2015 at 100% of the principal amount plus applicable premium as defined in the notes facility and security agreement (the “Notes Facility and Security Agreement”) governing the Philippine Notes. Thereafter, MCE Leisure has the option to redeem all or a portion of the Philippine Notes at any time at fixed prices that decline ratably over time.

The Notes Facility and Security Agreement contains certain covenants that, subject to certain exceptions and conditions, limit the ability of MCP and its subsidiaries ability, including MCE Leisure to, among other things: (i) incur or guarantee additional indebtedness; (ii) sell assets; (iii) create liens; and (iv) effect a consolidation and merger. As of December 31, 2015, management believes that MCE Leisure was in compliance with each of the financial restrictions and requirements.

The Philippine Notes are exempted from registration with the Philippine Securities and Exchange Commission (the “Philippine SEC”) under the Philippine Securities Regulation Code Rule (“SRC Rule”) 9.2.2(B) promulgated by the Philippine SEC as the Philippine Notes were offered via private placement to not more than nineteen primary institutional lenders, accordingly, the Philippine Notes are subject to the conditions of SRC Rule 9.2.2(B) which limit the assignment and transfer of the Philippine Notes to primary institutional lenders only and to be held by not more than nineteen primary institutional lenders at any time before maturity of the Philippine Notes.

Philippine Credit Facility

On October 14, 2015, MCP entered into an on-demand, unsecured credit facility agreement of PHP2,350,000,000 (the “Philippine Credit Facility”) (equivalent to $49,824) with a lender to finance advances to MCE Leisure. The Philippine Credit Facility availability period is up to August 31, 2016 and the maturity date of each individual drawdown cannot extend beyond the later to occur of (i) the date which is one year from the date of drawdown, and (ii) 90 days after the end of the availability period. The individual drawdowns under the Philippine Credit Facility are subject to certain conditions precedents, including issuance of a promissory note in favor of the lender evidencing such drawdown. Borrowings under the Philippine Credit Facility bear interest at the higher of: (i) the Philippine Dealing System Treasury Reference Rate PM (the “PDST-R2”) of the selected interest period plus the applicable PDST-R2 margin of 1.25% per annum and (ii) Philippines Special Deposit Account Rate (the “SDA”) of the selected interest period plus the applicable SDA margin ranging from 0.50% to 0.75% per annum, such rate to be set one business day prior to the relevant interest period. The Philippine Credit Facility includes a tax gross up provision requiring MCP to pay without any deduction or withholding for or on account of tax. As of December 31, 2015, the Philippine Credit Facility has not been drawn.

Total interest on long-term debt consisted of the following:

	Year Ended December 31,
	2015	2014	2013
Interest for Studio City Notes	$70,125	$70,125	$71,099
Interest for Studio City Project Facility	61,330	26,321	—
Interest for 2013 Senior Notes	50,000	50,000	44,998
Interest for Philippine Notes	20,563	19,751	—
Interest for 2015 Credit Facilities	5,053	—	—
Interest for 2011 Credit Facilities	3,768	11,337	16,841
Interest for Aircraft Term Loan	823	998	1,191
Interest for 2010 Senior Notes	—	—	6,028
Amortization of discount in connection with issuance of 2010 Senior Notes	—	—	71
Interest for RMB Bonds	—	—	2,610
Interest for Deposit-Linked Loan	—	—	1,728

	211,662	178,532	144,566
Interest capitalized	(133,007)	(82,761)	(25,259)

	$78,655	$95,771	$119,307

During the years ended December 31, 2015, 2014 and 2013, the Group’s average borrowing rates were approximately 5.40%, 5.41% and 5.36% per annum, respectively.

Scheduled maturities of the long-term debt as of December 31, 2015 are as follows:

Year ending December 31,
2016	$106,505
2017	207,006
2018	1,114,194
2019	366,621
2020	870,116
Over 2020	1,298,263

$3,962,705